Annual Total Returns[BarChart] - Invesco 1-30 Laddered Treasury ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	20.30%	3.25%	(8.17%)	14.73%	0.11%	0.99%	4.64%	(0.37%)	10.33%	12.50%